TAXATION - Effective tax rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of preferential treatments	(3.70%)	(39.50%)	(12.40%)
Tax effect of tax-exempt entities	8.40%	253.40%	34.00%
Effect on tax rates in different tax jurisdiction	0.30%	33.00%	2.10%
Tax effect of permanent difference	(4.10%)	151.90%	49.70%
Tax effect of R&D deduction and others	(2.00%)	(58.00%)	(21.20%)
Change in valuation allowance	1.40%	212.20%	68.80%
Effect tax rates	25.30%	578.00%	146.00%